Subsequent events (Details) - Subsequent event - O 2026 A Dividends	2 Months Ended
Feb. 26, 2026 $ / shares
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Feb. 26, 2026
Dividends declared (in USD/per share)	$ 3.1
Dividends Payable, Date of Record	Apr. 10, 2026
Dividends Payable, Date to be Paid	Apr. 24, 2026
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Subsequent Event [Line Items]
Dividends declared (in USD/per share)	$ 0.62